Common Stock - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Nov. 09, 2016 shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2011 USD ($) shares	Dec. 31, 2014 shares
Class Of Stock [Line Items]
Common stock shares pledged under guarantee		5,896,000	5,896,000
Common stock, shares authorized		33,000,000	33,000,000		33,000,000
Common stock, shares, issued		22,229,570	22,139,480		22,039,600
Common stock, voting right			The holders of the common stock are entitled to one vote per share.
Subsequent Event
Class Of Stock [Line Items]
Common stock split ratio	2,200
Common stock, shares authorized	350,000,000
Preferred stock, undesignated shares authorized	10,000,000
Series A Preferred Stock
Class Of Stock [Line Items]
Common stock, shares issued				14,300,000
Common stock, value issued | $				$ 0
Convertible preferred stock value issued upon conversion | $		$ 1,179,000	$ 1,179,000
Convertible preferred stock, shares issued upon conversion		14,300,000	14,300,000
Convertible preferred stock, settlement terms		the amount allocated to the Series A Investor’s common shares was accreted to the face value of the Series A Preferred Stock with a corresponding charge to interest expense over the 5-year term of the Series A Preferred Stock.
Preferred shares corresponding charge interest expense period		5 years	5 years